Additional analysis of debt securities - Asset-backed securities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial investments
Asset-backed securities	$ 3,414	$ 6,573
AAA
Financial investments
Asset-backed securities	2,217	4,017
Operating segments | US
Financial investments
Asset-backed securities	3,233	6,015
Operating segments | AAA | US
Financial investments
Asset-backed securities	$ 2,110	3,658
Shareholder-backed | RMBS Sub-prime | AAA | US
Financial investments
Percentage for credit rating category	1.00%
Shareholder-backed | Alt-A | AAA | US
Financial investments
Percentage for credit rating category	30.00%
Shareholder-backed | Alt-A | A | US
Financial investments
Percentage for credit rating category	41.00%
Shareholder-backed | Prime including agency | AAA | US
Financial investments
Percentage for credit rating category	90.00%
Shareholder-backed | Prime including agency | AA | US
Financial investments
Percentage for credit rating category	1.00%
Shareholder-backed | Prime including agency | A | US
Financial investments
Percentage for credit rating category	5.00%
Shareholder-backed | CMBS | AAA | US
Financial investments
Percentage for credit rating category	87.00%
Shareholder-backed | CMBS | AA | US
Financial investments
Percentage for credit rating category	5.00%
Shareholder-backed | CMBS | A | US
Financial investments
Percentage for credit rating category	4.00%
Shareholder-backed | CDO funds | AAA | US
Financial investments
Percentage for credit rating category	78.00%
Shareholder-backed | CDO funds | AA | US
Financial investments
Percentage for credit rating category	8.00%
Shareholder-backed | CDO funds | A | US
Financial investments
Percentage for credit rating category	14.00%
Shareholder-backed | Other asset-backed securities | AAA | US
Financial investments
Percentage for credit rating category	14.00%
Shareholder-backed | Other asset-backed securities | AA | US
Financial investments
Percentage for credit rating category	6.00%
Shareholder-backed | Other asset-backed securities | A | US
Financial investments
Percentage for credit rating category	68.00%
Shareholder-backed | Operating segments | US
Financial investments
Asset-backed securities	$ 3,233	6,015
Shareholder-backed | Operating segments | RMBS Sub-prime | US
Financial investments
Asset-backed securities	29	93
Shareholder-backed | Operating segments | Alt-A | US
Financial investments
Asset-backed securities	12	116
Shareholder-backed | Operating segments | Prime including agency | US
Financial investments
Asset-backed securities	224	862
Shareholder-backed | Operating segments | CMBS | US
Financial investments
Asset-backed securities	1,588	3,080
Shareholder-backed | Operating segments | CDO funds | US
Financial investments
Asset-backed securities	524	696
Shareholder-backed | Operating segments | Other asset-backed securities | US
Financial investments
Asset-backed securities	856	$ 1,168
Shareholder-backed | Operating segments | Other asset-backed securities | US | Sub-prime
Financial investments
Asset-backed securities	$ 27